Segment Reporting and Business Concentrations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Revenues and Long-Lived Assets by Geographic Region

Revenues and long-lived assets by geographic region were as follows (in thousands):

	United States	Canada	Total
Revenue from external customers
Six months ended June 30, 2017	386,765	30,714	417,479
Six months ended June 30, 2016	328,181	26,879	355,060
Property, plant and equipment, net
As of June 30, 2017	$64,821	$838	$65,659
As of December 31, 2016	62,781	845	63,626

Revenues and long-lived assets by geographic region were as follows (in thousands):

	United States	Canada	Total
As of and for the
Year ended December 31, 2016
Revenue from external customers	$700,471	$57,436	$757,907
Property and equipment, net	62,781	845	63,626
Year ended December 31, 2015
Revenue from external customers	$602,418	$51,303	$653,721
Property and equipment, net	55,103	171	55,274
Year ended December 31, 2014
Revenue from external customers	$529,521	$34,156	$563,677
Property and equipment, net	62,368	422	62,790